PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Employees and Key Management Personnel Narrative (Details) - employee employee in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Number of employees	126	125	127